UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Equitable Life Assurance Society of the United States
Address:   1290 Avenue of the Americas
           New York, NY  10104

13F File Number:  28-42

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alvin H. Fenichel
Title:  Senior Vice President and Controller
Phone:  (212) 314-4094

Signature, Place, and Date of Signing:


 /s/ Alvin H. Fenichel        New York                     November 14, 2003
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3344       AXA Financial, Inc.


In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as advisers of series of EQ Advisors Trust, AXA Premier VIP Trust and AXA Premier Funds Trust. The Equitable Life Assurance Society of the United States, the manager of EQ Advisors Trust,
AXA Premier VIP Trust and AXA Premier Funds Trust, has shared investment discretion and no voting authority with respect to the holdings of each of the series of EQ Advisors Trust, AXA Premier VIP Trust and AXA Premier Funds Trust.

Form 13F
File Number   Name
28-1983       A I M Capital Management, Inc., as included in the consolidated report filed by A I M Management Group, Inc.
28-06734      Bank of Ireland Asset Management (U.S.) Limited
28-4295       BlackRock, Inc. (28-5706), as included in the consolidated report filed by BlackRock Advisors, Inc.
28-3803       Brown Capital Management, Inc.
28-5129       Calvert Asset Management Company, Inc.
28-96         Capital Guardian Trust Company
28-04357      Dresdner RCM Global Investors LLC
28-581        Evergreen Asset Management Corporation, as included in the consolidated report filed by First Union Corp.
28-451        Fidelity Management Research Company
28-04505      Firsthand Capital Management, Inc.
28-3578       Franklin Advisers, Inc.
28-790        Fund Asset Management, L.P.
28-16         Institutional Capital Corporation
28-694        J.P. Morgan Investment Management, Inc., as included in the consolidated report filed by J.P. Morgan Chase & Co.
28-1343       Janus Capital Management LLC
28-61         Lazard Asset Management, a division of Lazard Freres & Co. LLC
28-158        Marsico Capital Management LLC, as included in the
                consolidated report filed by Bank Of America Corporation
28-4968       MFS Investment Management, as included in the consolidated report filed by Massachusetts Financial Services Company
28-3432       Morgan Stanley Asset Management Inc., as included in the
                consolidated report filed by Morgan Stanley Dean Witter & Co.
28-2701       Pacific Investment Management LLC (28-4976) as included in the consolidated report filed by Allianz Dresdner Asset Management of America L.P.
28-0969       Provident Investment Counsel
28-90         Putnam Investment Management LLC
28-2494       TCW Investment Management Company as included in the consolidated report filed by TCW Group, Inc.
28-6605       Thornburg Investment Management, Inc.
28-517        Wellington Management Company, LLC


For information relating to The Equitable Life Assurance Society of the United States's holdings of 13F securities in prior periods, please refer to the corresponding Forms 13F-HR filed by AXA Financial, Inc. for those periods.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None